ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	March 31, 2025	December 31, 2024
Accounts payable and accrued expenses:
Accounts payable	$3,244	$4,753
Accrued expenses	5,269	6,309
Interest payable	71	71
Total Accounts payable and accrued expenses	$8,584	$11,133

	December 31, 2024	December 31, 2023
Accounts payable and accrued expenses:
Accounts payable	$4,753	$4,445
Accrued expenses	6,309	1,508
Interest payable	71	74
	$11,133	$6,027